Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
Nov. 28, 2012
(Oppenheimer New Jersey Municipal Fund) | Class A
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.15%
Interest and Fees from Borrowing	0.08%
Interest and Related Expenses from Inverse Floaters	0.11%
Other Expenses	0.07%
Total Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.95%
(Oppenheimer New Jersey Municipal Fund) | Class B
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.90%
Interest and Fees from Borrowing	0.08%
Interest and Related Expenses from Inverse Floaters	0.11%
Other Expenses	0.17%
Total Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.80%
(Oppenheimer New Jersey Municipal Fund) | Class C
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.90%
Interest and Fees from Borrowing	0.08%
Interest and Related Expenses from Inverse Floaters	0.11%
Other Expenses	0.08%
Total Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.71%
(Oppenheimer New Jersey Municipal Fund) | Class Y
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.08%
Interest and Related Expenses from Inverse Floaters	0.11%
Other Expenses	0.09%
Total Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.82%
(Oppenheimer Pennsylvania Municipal) | Class A
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.15%
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.16%
Other Expenses	0.07%
Total Other Expenses	0.35%
Total Annual Fund Operating Expenses	0.98%
(Oppenheimer Pennsylvania Municipal) | Class B
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.90%
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.16%
Other Expenses	0.16%
Total Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.82%
(Oppenheimer Pennsylvania Municipal) | Class C
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.90%
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.16%
Other Expenses	0.08%
Total Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.74%
(Oppenheimer Pennsylvania Municipal) | Class Y
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.16%
Other Expenses	0.08%
Total Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.84%
(Oppenheimer Rochester National Municipals) | Class A
Operating Expenses:
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	0.15%
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.31%
Other Expenses	0.12%
Total Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.07%
(Oppenheimer Rochester National Municipals) | Class B
Operating Expenses:
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	0.90%
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.31%
Other Expenses	0.21%
Total Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.91%
(Oppenheimer Rochester National Municipals) | Class C
Operating Expenses:
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	0.90%
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.31%
Other Expenses	0.14%
Total Other Expenses	0.57%
Total Annual Fund Operating Expenses	1.84%
(Oppenheimer Rochester National Municipals) | Class Y
Operating Expenses:
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.31%
Other Expenses	0.12%
Total Other Expenses	0.55%
Total Annual Fund Operating Expenses	0.92%